Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.28550%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,454,685.41

Principal:
Principal Collections	$18,042,863.68
Prepayments in Full	$12,539,262.29
Liquidation Proceeds	$194,514.28
Recoveries	$62,747.40
Sub Total	$30,839,387.65
Collections	$32,294,073.06

Purchase Amounts:
Purchase Amounts Related to Principal	$192,527.54
Purchase Amounts Related to Interest	$1,066.70
Sub Total	$193,594.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,487,667.30

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,487,667.30
Servicing Fee	$526,057.48	$526,057.48	$0.00	$0.00	$31,961,609.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,961,609.82
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,961,609.82
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,961,609.82
Interest - Class A-3 Notes	$552,945.58	$552,945.58	$0.00	$0.00	$31,408,664.24
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$31,197,988.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,197,988.66
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$31,127,911.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,127,911.66
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$31,078,561.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,078,561.66
Regular Principal Payment	$28,352,559.69	$28,352,559.69	$0.00	$0.00	$2,726,001.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,726,001.97
Residual Released to Depositor	$0.00	$2,726,001.97	$0.00	$0.00	$0.00
Total		$32,487,667.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,352,559.69
Total					$28,352,559.69

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,352,559.69	$65.56	$552,945.58	$1.28	$28,905,505.27	$66.84
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$28,352,559.69	$21.55	$883,048.16	$0.67	$29,235,607.85	$22.22

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$354,831,390.69	0.8204763	$326,478,831.00	0.7549167
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$551,621,390.69	0.4192002	$523,268,831.00	0.3976539

Pool Information
Weighted Average APR	2.716%	2.709%
Weighted Average Remaining Term	40.22	39.38
Number of Receivables Outstanding	30,957	29,967
Pool Balance	$631,268,981.04	$600,197,170.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$584,118,628.48	$555,299,991.62
Pool Factor	0.4430582	0.4212503

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$44,897,178.48
Targeted Overcollateralization Amount	$76,928,339.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,928,339.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		46	$102,643.15
(Recoveries)		40	$62,747.40
Net Loss for Current Collection Period			$39,895.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0758%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.3790%
Second Prior Collection Period			0.3014%
Prior Collection Period			0.1749%
Current Collection Period			0.0778%
Four Month Average (Current and Prior Three Collection Periods)			0.0437%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,900	$5,672,839.94
(Cumulative Recoveries)			$1,058,768.46
Cumulative Net Loss for All Collection Periods			$4,614,071.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3238%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,985.71
Average Net Loss for Receivables that have experienced a Realized Loss			$2,428.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	202	$5,040,307.21
61-90 Days Delinquent	0.09%	20	$543,247.13
91-120 Days Delinquent	0.00%	1	$19,743.02
Over 120 Days Delinquent	0.05%	9	$288,576.09
Total Delinquent Receivables	0.98%	232	$5,891,873.45

Repossession Inventory:
Repossessed in the Current Collection Period		11	$345,490.81
Total Repossessed Inventory		13	$403,011.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1097%
Prior Collection Period			0.1001%
Current Collection Period			0.1001%
Three Month Average			0.1033%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1419%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	22

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$2,135,671.90
2 Months Extended	114	$2,927,821.68
3+ Months Extended	14	$437,034.00

Total Receivables Extended	215	$5,500,527.58

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer